Cash (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Cash [Abstract]
Schedule of cash
	December 31,
	2020	2019
Cash for immediate withdrawal - in USD	$1,878	$760
Cash for immediate withdrawal - in NIS	68	110

	$1,946	$870